Summary of Significant Accounting Policies - Property Plant And Equipment Useful Lives (Detail) - XL Hybrids, Inc [Member]	12 Months Ended
Dec. 31, 2019
Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computers and related equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of useful life of the asset or remaining life of the lease